Income and Expenses - Schedule of Operating Expenses (Details) - CHF (SFr) SFr in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Research and development expenses		SFr 52,083	SFr 29,247	SFr 22,224
General and administrative expenses		21,807	17,487	11,064
Operating expenses		73,890	81,597	33,288
Personnel Expense
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Research and development expenses		11,114	6,509	4,608
General and administrative expenses		11,476	7,029	4,449
Operating expenses		22,590	13,537	9,056
Payroll
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Research and development expenses		6,085	4,796	4,313
General and administrative expenses		6,723	5,134	3,939
Operating expenses		12,808	9,930	8,252
Share-based Compensation
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Research and development expenses		5,029	1,713	295
General and administrative expenses		4,753	1,895	510
Operating expenses		9,782	3,607	804
Operating Expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Research and development expenses		40,969	22,738	17,616
General and administrative expenses		10,331	10,458	6,615
Operating expenses		51,300	68,059	24,231
External Service Providers
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Research and development expenses		40,127	22,256	17,205
General and administrative expenses		7,445	7,695	2,294
Operating expenses		47,572	29,951	19,499
Other Operating Expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Research and development expenses		573	258	184
General and administrative expenses		2,749	2,700	4,249
Operating expenses		3,322	2,958	4,433
Depreciation of property and equipment
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Research and development expenses		99	106	111
General and administrative expenses		34	19	20
Operating expenses		133	125	132
Depreciation of Right-of-Use Assets
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Research and development expenses		170	118	116
General and administrative expenses		103	44	52
Operating expenses		SFr 273	162	SFr 167
Merger and Listing Expense
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Operating expenses	[1]		SFr 34,863

[1]	Merger and listing expense is presented separately from research and development or general and administrative expenses on the consolidated statements of loss. The item relates to the BCA and is non-recurring in nature, representing a share-based payment made in exchange for a listing service.